Fair Value (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Cash and cash equivalents, Carrying Value	$ 13,312,915	$ 20,192,839	$ 12,583,313
Securities held to maturity, Carrying Value	17,987,628	16,604,067
Federal Home Loan Bank stock, Carrying Value	778,300	758,100
Loans, net, Carrying Value	295,286,572	268,249,402
Financial liabilities
Noninterest-bearing deposits, Carrying Value	62,791,835	58,043,942
Securities sold under repurchase agreements, Carrying Value	27,226,159	20,490,619
Interest-bearing deposits, Carrying Value	239,923,301	217,920,795
Federal Home Loan Bank advances, Carrying Value	9,000,000	11,000,000
Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and cash equivalents, Carrying Value	13,312,915	20,192,939
Cash and cash equivalents, Estimated Fair Value	13,312,915	20,192,939
Financial liabilities
Noninterest-bearing deposits, Carrying Value	62,791,835	58,043,942
Securities sold under repurchase agreements, Carrying Value	27,226,159	20,490,619
Noninterest-bearing deposits, Estimated Fair Value	62,791,835	58,043,942
Securities sold under repurchase agreements, Estimated Fair Value	27,226,159	20,490,619
Fair Value, Inputs, Level 2 [Member]
Financial assets
Securities held to maturity, Carrying Value	17,987,628	16,604,067
Mortgage loans held for sale, Carrying Value	884,500	0
Federal Home Loan Bank stock, Carrying Value	778,300	758,100
Securities held to maturity, Estimated Fair Value	17,833,799	16,886,897
Mortgage loans held for sale, Estimated Fair Value	902,061	0
Federal Home Loan Bank stock, Estimated Fair Value	778,300	758,100
Financial liabilities
Interest-bearing deposits, Carrying Value	239,923,301	217,920,795
Federal Home Loan Bank advances, Carrying Value	9,000,000	11,000,000
Interest-bearing deposits, Estimated Fair Value	230,394,000	211,316,000
Federal Home Loan Bank advances, Estimated Fair Value	8,975,000	11,006,000
Fair Value, Inputs, Level 3 [Member]
Financial assets
Loans, net, Carrying Value	295,286,572	268,249,402
Loans, net, Estimated Fair Value	$ 297,982,000	$ 269,852,000